Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 28,589				$ 2,188					$ 3,302
Restricted cash	86				189					0
Trade receivables, net of allowance for doubtful accounts of $912 in 2019 and $3,759 in 2018	12,105				13,121				$ 12,645	12,645
Prepaid and other current assets	24,966				28,178					10,668
Total current assets	65,746				43,676					26,615
Property and equipment, net of accumulated depreciation of $925 in 2019 and $40,531 in 2018	41,215				36,539					32,789
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization of $15,322 in 2019 and $1,621,242 in 2018	1,089,135				1,195,463					1,302,028
Dealer network and other intangible assets, net	142,719				0					6,994
Goodwill	81,943				0					563,549	$ 563,549
Deferred income tax asset, net	783				783					0
Other assets, net	16,694				29,307					9,340
Total assets	1,457,388				1,305,768					1,941,315
Current liabilities:
Accounts payable	14,416				12,099					11,073
Other accrued liabilities	35,035				31,085					53,484
Deferred revenue	13,309				13,060				$ 12,892	13,871
Holdback liability	6,148				11,513					9,309
Current portion of long-term debt	8,225				1,816,450					11,000
Total current liabilities	77,133				1,884,207					98,737
Non-current liabilities:
Long-term debt	985,775				0					1,707,297
Long-term holdback liability	2,207				1,770					2,658
Derivative financial instruments	0				6,039					13,491
Deferred income tax liability, net					0					13,304
Other liabilities	7,751				2,727					3,092
Total liabilities	1,088,795				1,894,743					1,838,579
Commitments and contingencies
Stockholder's (deficit) equity:
Common stock, $.01 par value. 1,000 shares authorized, issued and outstanding both at December 31, 2018 and December 31, 2017	225				0					0
Additional paid-in capital	379,175				439,711					444,330
Accumulated deficit	(10,807)				(1,036,294)					(334,219)
Accumulated other comprehensive loss, net					7,608					(7,375)
Total stockholder's equity (deficit)	368,593	$ 379,400	$ (678,864)	$ (623,775)	(588,975)	$ (202,907)	$ (167,695)	$ 68,220		102,736	$ 214,945	$ 201,065
Total liabilities and stockholder's equity (deficit)	$ 1,457,388				$ 1,305,768					$ 1,941,315